Expense Example - FidelityAdvisorLargeCapFund-AMCIZPRO - FidelityAdvisorLargeCapFund-AMCIZPRO - Fidelity Advisor Large Cap Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Large Cap Fund - Class A
Expense Example:
1 year	$ 679
3 years	899
5 years	1,136
10 years	1,816
Fidelity Advisor Large Cap Fund - Class C
Expense Example:
1 year	287
3 years	579
5 years	995
10 years	1,960
Fidelity Advisor Large Cap Fund - Class M
Expense Example:
1 year	481
3 years	757
5 years	1,053
10 years	1,895
Fidelity Advisor Large Cap Fund - Class I
Expense Example:
1 year	84
3 years	262
5 years	455
10 years	1,014
Fidelity Advisor Large Cap Fund - Class Z
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	$ 871